Financial Instruments (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from risk mitigation assets related to guarantees		$ 39,149
Recovery of credit loss		35,121
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reduced average contractual credit period	15 days
Payments for provisions		40,677
Proceeds from risk mitigation assets related to guarantees		39,149
Recovery of credit loss		$ 35,121
Net reversal of credit loss	$ 1,317
Credit risk | Provision for credit commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Provision for credit loss	$ 1,502
Bottom of range | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average contractual credit period for trade receivables	60 days
Top of range | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average contractual credit period for trade receivables	65 days
Average contractual credit period for sales	180 days